Income Tax (Details) - Schedule of Income Tax Provision - Clean Earth Acquisitions Corp [Member] - USD ($)	3 Months Ended		8 Months Ended	9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022
Investments, Owned, Federal Income Tax Note [Line Items]
Current - Federal						$ 647,731
Current - State
Deferred - Federal						(499,117)
Deferred - State
Change in Valuation Allowance						499,117
Income Tax Provision	$ 222,009	$ 228,946		$ 853,922	$ 278,308	$ 647,731